Document And Entity Information	Oct. 31, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 31, 2025
Entity Registrant Name	Antares Strategic Credit Fund II LLC
Entity Central Index Key	0002065397
Entity Emerging Growth Company	true
Entity File Number	814-01874
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-5000335
Entity Address, Address Line One	320 South Canal Street, Suite 4200
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	638-4000
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	N/A
No Trading Symbol Flag	true
Security Exchange Name	NONE